Mineral Property Interests (Tables)	12 Months Ended
Jul. 31, 2017
Mineral Property Interests
Disclosure of Information About Mineral Property Interests
	July 31, 2017	July 31,2016
Angel’s Camp royalty	$1	$1
Total	$1	$1